PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
Note 10: –	Property, Plant and equipment

a.	Composition and movement:

2017

	Land and Buildings(1)	Machinery and Equipment (1) (2)	Vehicles	Computers, Software, Equipment and Office Furniture	Leasehold Improvements	Total
	In thousands
Cost

Balance at January 1, 2017	$27,618	$26,485	$94	$5,520	$1,052	$60,769
Additions	781	3,151	-	1,002	1,196	6,130
Sale and write-off	-	(34)	(28)	-	(975)	(1,037)

Balance as of December 31, 2017	28,399	29,602	66	6,522	1,273	65,862

Accumulated Depreciation

Balance as of January 1, 2017	12,606	19,972	86	4,559	967	38,190
Depreciation and impairment	1,310	1,492	1	635	85	3,523
Sale and write-off	-	(34)	(28)	-	(967)	(1,029)

Balance as of December 31, 2017	13,916	21,430	59	5,194	85	40,684

Depreciated cost as of December 31, 2017	$14,483	$8,172	$7	1,328	$1,188	$25,178

2016

	Land and Buildings(1)	Machinery and Equipment (1) (2)	Vehicles	Computers, Software, Equipment and Office Furniture	Leasehold Improvements	Total
	In thousands
Cost

Balance at January 1, 2016	$26,701	$24,111	$94	$5,156	$1,079	$57,141
Additions	963	3,220	-	507	62	4,752
Sale and write-off	(46)	(846)		(143)	(89)	(1,124)

Balance as of December 31, 2016	27,618	26,485	94	5,520	1,052	60,769

Accumulated Depreciation

Balance as of January 1, 2016	11,237	19,310	83	4,136	1,012	35,778
Depreciation and impairment	1,402	1,355	3	564	44	3,368
Sale and write-off	(33)	(693)		(141)	(89)	(956)

Balance as of December 31, 2016	12,606	19,972	86	4,559	967	38,190

Depreciated cost as of December 31, 2016	$15,012	$6,513	$8	961	$85	$22,579

(1)	Including labor costs charged in 2017 and 2016 to the cost of facilities, machinery and equipment in the amount of $431 thousands and $510 thousands, respectively.

(2)	Including financing costs of $44 thousands and $11 thousands capitalized in 2017 and 2016 respectively, to the cost of machinery and equipment.

b.	As for liens, refer to Note 18.

c.	Capitalized leasing rights of land from the Israel land administration.

	December 31,
	2017	2016
	In thousands

Under finance lease	$1,016	$1,029

The Group has capitalized leasing rights from the Israel Land Administration for an area of 16,880 m² in Beit Kama containing the Group's structures. The sum attributed to capitalized rights is presented under property, plant and equipment and is depreciated over the leasing period, which includes the option period.

During 2010, the Company signed an agreement with the Israel Land Administration to consolidate its leasing rights and extend the lease period to 2058, including an extension option for additional 49 years